Vanguard® Global Equity Fund
Schedule of Investments (unaudited)
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.0%)
Australia (0.8%)
	Australia & New Zealand Banking Group Ltd.	372,834	7,468
	BHP Group Ltd.	232,796	7,028
	Macquarie Group Ltd.	37,695	5,635
	Cleanaway Waste Management Ltd.	2,149,125	4,892
	QBE Insurance Group Ltd.	572,800	4,730
	Newcrest Mining Ltd.	221,305	3,964
	carsales.com Ltd.	199,629	3,648
	Brambles Ltd.	438,977	3,396
	Santos Ltd.	717,538	3,305
	Telstra Corp. Ltd.	1,086,351	3,302
	James Hardie Industries plc GDR	73,477	2,958
	BlueScope Steel Ltd.	168,164	2,567
	Evolution Mining Ltd.	834,546	2,476
	ALS Ltd.	251,064	2,390
*	Qantas Airways Ltd.	575,964	2,101
	Aristocrat Leisure Ltd.	62,351	1,978
*	AMP Ltd.	2,435,900	1,790
	Orica Ltd.	146,796	1,464
	Beach Energy Ltd.	1,590,391	1,460
	Metcash Ltd.	443,971	1,452
	Challenger Ltd.	280,124	1,331
	IPH Ltd.	176,748	1,129
	GWA Group Ltd.	425,486	852
	Domain Holdings Australia Ltd.	182,564	750
			72,066
Austria (0.1%)
	Wienerberger AG	252,148	9,260
[1]	Oesterreichische Post AG	77,443	3,313
			12,573
Belgium (0.0%)
	Anheuser-Busch InBev SA	72,718	4,384
Brazil (0.2%)
	B3 SA - Brasil Bolsa Balcao	6,557,700	13,059
	Porto Seguro SA	1,656,895	6,206
			19,265
Canada (2.4%)
*	Shopify Inc. Class A (XTSE)	60,535	83,380
	Brookfield Asset Management Inc. Class A	285,529	17,243
	Fairfax Financial Holdings Ltd.	25,088	12,341
	Constellation Software Inc.	5,831	10,819
	Canadian Natural Resources Ltd.	240,093	10,145

		Shares	Market Value ($000)
	Barrick Gold Corp. (XTSE)	449,260	8,536
	Loblaw Cos. Ltd.	102,204	8,374
[1]	Canadian Pacific Railway Ltd.	114,669	8,247
	First Quantum Minerals Ltd.	320,053	7,659
	Alimentation Couche Tard Inc.	171,560	7,188
	Ritchie Bros Auctioneers Inc.	106,957	6,545
	Bank of Nova Scotia	87,593	6,201
*,2	Spin Master Corp.	153,381	5,813
	Franco-Nevada Corp.	39,554	5,470
	SNC-Lavalin Group Inc.	179,878	4,396
	Finning International Inc.	148,982	3,755
	PrairieSky Royalty Ltd.	347,782	3,747
*	Air Canada Class A	223,942	3,741
	Magna International Inc.	45,730	3,700
	Gildan Activewear Inc.	80,020	3,393
	BCE Inc.	62,842	3,269
	Rogers Communications Inc. Class B	51,348	2,445
			226,407
China (3.0%)
*,2	Meituan Class B	2,136,500	61,782
*	Alibaba Group Holding Ltd. ADR	346,367	41,145
	Ping An Insurance Group Co. of China Ltd. Class H	4,715,500	33,980
*	Li Auto Inc. ADR	842,579	27,047
	China Mengniu Dairy Co. Ltd.	2,592,000	14,694
*	Brilliance China Automotive Holdings Ltd.	16,914,000	13,380
	Midea Group Co. Ltd. Class A (XSEC)	1,110,119	12,856
	Weichai Power Co. Ltd. Class H	6,482,000	12,685
	Li Ning Co. Ltd.	1,154,500	12,665
	Shenzhou International Group Holdings Ltd.	644,700	12,484
	Zhongsheng Group Holdings Ltd.	1,591,500	12,419
*	Tencent Music Entertainment Group ADR	1,199,226	8,215
[2]	BOC Aviation Ltd.	761,100	5,576
*	Baidu Inc. ADR	35,361	5,261
*	Vipshop Holdings Ltd. ADR	470,675	3,954
	Skshu Paint Co. Ltd. Class A	148,900	3,253
*	KE Holdings Inc. ADR	138,399	2,785
			284,181
Denmark (1.2%)
*	Genmab A/S	68,096	27,181
	Novo Nordisk A/S Class B	232,494	26,115
	Vestas Wind Systems A/S	496,183	15,111
	Coloplast A/S Class B	76,870	13,535
	GN Store Nord A/S	178,784	11,218
*	Demant A/S	176,011	9,013
	Carlsberg A/S Class B	51,457	8,884
[2]	Orsted A/S	39,085	5,005
			116,062
Finland (0.1%)
	Sampo OYJ Class A	170,371	8,527
	Wartsila OYJ Abp	439,179	6,160
			14,687
France (2.1%)
	Pernod Ricard SA	340,818	81,993
	Eurofins Scientific SE	179,177	22,199
	EssilorLuxottica SA	60,720	12,926
	Legrand SA	98,859	11,579
	Schneider Electric SE	56,985	11,203

		Shares	Market Value ($000)
	BNP Paribas SA	149,874	10,362
*	Ubisoft Entertainment SA	184,936	9,021
	Edenred	185,350	8,559
	AXA SA	234,215	6,971
	Alten SA	28,133	5,076
	Thales SA	55,246	4,700
	ArcelorMittal SA (XAMS)	134,326	4,309
	ArcelorMittal SA	106,714	3,423
*	JCDecaux SA	111,910	2,802
	Vicat SA	39,499	1,618
			196,741
Germany (1.2%)
	adidas AG	139,999	40,312
	Deutsche Boerse AG	158,066	26,393
*	HelloFresh SE	155,624	11,927
	Brenntag SE	69,079	6,238
	BASF SE	83,258	5,843
	Volkswagen AG Preference Shares	28,842	5,794
	Fresenius Medical Care AG & Co. KGaA	80,251	5,203
	Stabilus SA	54,848	4,020
	Bayerische Motoren Werke AG	39,654	3,967
[2]	Befesa SA	7,016	538
			110,235
Hong Kong (1.4%)
	AIA Group Ltd.	9,060,400	91,445
	Techtronic Industries Co. Ltd.	782,500	15,599
*	Sands China Ltd.	4,076,800	9,461
	Jardine Matheson Holdings Ltd.	87,500	4,811
	Stella International Holdings Ltd.	2,401,673	2,905
*	Galaxy Entertainment Group Ltd.	494,000	2,563
	Swire Pacific Ltd. Class A	324,000	1,843
	ASM Pacific Technology Ltd.	111,400	1,204
	Johnson Electric Holdings Ltd.	345,500	733
	CK Hutchison Holdings Ltd.	113,692	732
*	Esprit Holdings Ltd. (XHKG)	7,132,114	650
	First Pacific Co. Ltd.	1,361,250	501
			132,447
India (2.2%)
[2]	Reliance Industries Ltd. GDR	1,102,879	70,557
	Housing Development Finance Corp. Ltd.	1,832,033	63,387
	HDFC Bank Ltd. ADR	365,348	23,773
	Tata Consultancy Services Ltd.	351,017	17,606
	Infosys Ltd. ADR	515,617	13,050
	Havells India Ltd.	443,086	8,312
	Marico Ltd.	897,013	6,176
	Dabur India Ltd.	772,893	6,023
			208,884
Indonesia (0.2%)
	Bank Central Asia Tbk PT	32,026,500	16,402
Ireland (1.7%)
*	Ryanair Holdings plc ADR	817,647	83,670
	CRH plc (XDUB)	1,154,301	61,162
*	Flutter Entertainment plc	56,730	8,981
*	Bank of Ireland Group plc	1,126,766	6,381
*	Flutter Entertainment plc (XDUB)	20,310	3,249
*	Irish Continental Group plc	462,348	2,388

		Shares	Market Value ($000)
*,3	Irish Bank Resolution Corp.	122,273	—
			165,831
Italy (0.2%)
	CNH Industrial NV	653,876	12,642
	UniCredit SpA	403,406	6,201
*,1	Saipem SpA	1,986,594	4,165
			23,008
Japan (5.4%)
	Olympus Corp.	3,126,000	71,983
	Sysmex Corp.	426,100	57,516
	SMC Corp.	66,700	45,080
	CyberAgent Inc.	1,898,800	31,653
	Denso Corp.	379,100	31,416
	Hitachi Ltd.	330,700	17,915
	Nippon Telegraph & Telephone Corp.	422,500	11,555
	Hoshizaki Corp.	151,600	11,406
	Tokio Marine Holdings Inc.	187,300	10,427
	TDK Corp.	257,900	10,065
	Toyota Motor Corp.	523,600	9,677
	ITOCHU Corp.	283,800	8,683
	SCSK Corp.	431,900	8,596
	INFRONEER Holdings Inc.	929,900	8,465
	Sumitomo Mitsui Financial Group Inc.	238,200	8,134
	Seven & i Holdings Co. Ltd.	181,000	7,962
	Nissan Chemical Corp.	134,400	7,817
	Daiwa House Industry Co. Ltd.	270,600	7,777
	East Japan Railway Co.	112,100	6,891
	Toyota Industries Corp.	84,600	6,767
	NTT Data Corp.	312,300	6,699
	Marui Group Co. Ltd.	328,000	6,177
	Sumitomo Mitsui Trust Holdings Inc.	176,900	5,915
	Japan Post Holdings Co. Ltd.	758,000	5,905
	Daifuku Co. Ltd.	71,800	5,871
	Persol Holdings Co. Ltd.	188,300	5,474
	Kyocera Corp.	84,600	5,290
	Omron Corp.	52,700	5,251
	Bridgestone Corp.	119,200	5,118
	Air Water Inc.	320,600	4,955
	Dai-ichi Life Holdings Inc.	245,300	4,948
	Sekisui Chemical Co. Ltd.	286,500	4,791
	KDDI Corp.	158,200	4,626
	Kirin Holdings Co. Ltd.	285,100	4,592
	Nintendo Co. Ltd.	9,600	4,491
	Yakult Honsha Co. Ltd.	84,600	4,414
	Sumitomo Metal Mining Co. Ltd.	115,600	4,378
	MatsukiyoCocokara & Co.	109,000	4,031
	Fukuoka Financial Group Inc.	233,500	3,999
	Sumitomo Electric Industries Ltd.	282,400	3,686
	TechnoPro Holdings Inc.	113,100	3,428
	NSK Ltd.	503,600	3,235
	Daiwa Securities Group Inc.	551,700	3,113
	Nomura Co. Ltd.	375,600	3,112
	Takeda Pharmaceutical Co. Ltd.	113,000	3,086
	Senko Group Holdings Co. Ltd.	356,900	2,875
	Taiheiyo Cement Corp.	140,800	2,780
	Fuji Media Holdings Inc.	276,600	2,662
	NEC Corp.	54,100	2,502

		Shares	Market Value ($000)
	Casio Computer Co. Ltd.	190,900	2,458
	Sawai Group Holdings Co. Ltd.	58,800	2,248
	Aeon Delight Co. Ltd.	71,700	2,101
	Alfresa Holdings Corp.	138,200	1,842
			515,838
Luxembourg (0.0%)
	L'Occitane International SA	521,630	2,110
Mexico (0.1%)
	Grupo Aeroportuario del Pacifico SAB de CV Class B	508,976	7,014
Netherlands (2.3%)
*	Prosus NV	1,684,351	139,506
*,2	Adyen NV	14,535	38,154
	ASML Holding NV	15,527	12,438
	Heineken NV	70,469	7,931
	Koninklijke Ahold Delhaize NV	180,693	6,201
*,2	Just Eat Takeaway.com NV	74,072	4,024
	Koninklijke KPN NV	1,198,798	3,717
	Boskalis Westminster	120,094	3,502
			215,473
New Zealand (0.0%)
	Fletcher Building Ltd.	541,794	2,715
Norway (0.8%)
	Schibsted ASA Class A	836,918	32,267
*	Adevinta ASA	1,594,397	21,180
	Equinor ASA	408,244	10,810
	Schibsted ASA Class B	205,592	6,916
	DNB Bank ASA	176,797	4,044
			75,217
Peru (0.1%)
	Southern Copper Corp.	207,081	12,779
Russia (0.5%)
	Sberbank of Russia PJSC ADR	1,577,068	25,304
	Severstal PAO GDR (Registered)	561,108	12,179
*	Mail.Ru Group Ltd. GDR (Registered) (XLON)	413,964	4,792
	X5 Retail Group NV GDR (Registered)	179,420	4,751
			47,026
Singapore (1.1%)
*	Sea Ltd. ADR	407,198	91,094
	DBS Group Holdings Ltd.	328,200	7,949
	United Overseas Bank Ltd.	212,300	4,240
	Singapore Telecommunications Ltd.	1,498,400	2,580
	Great Eastern Holdings Ltd.	142,000	2,124
	Delfi Ltd.	2,670,300	1,515
	Singapore Land Group Ltd.	134,400	267
			109,769
South Africa (1.0%)
	Naspers Ltd. Class N	333,417	51,750
	Clicks Group Ltd.	407,420	8,072
	Bid Corp. Ltd.	377,832	7,741
	Capitec Bank Holdings Ltd.	55,919	7,155
	African Rainbow Minerals Ltd.	423,182	6,135
	Anglo American Platinum Ltd.	53,463	6,098
*,2	Pepkor Holdings Ltd.	3,673,147	5,040
			91,991

		Shares	Market Value ($000)
South Korea (0.6%)
*	Coupang Inc.	829,098	24,359
	Samsung Electronics Co. Ltd.	292,522	19,212
	SK Hynix Inc.	118,001	12,960
			56,531
Spain (0.2%)
	Fluidra SA	222,950	8,892
	Viscofan SA	50,855	3,295
*,2	Gestamp Automocion SA	391,496	1,974
	Acerinox SA	113,216	1,457
	CaixaBank SA	395,270	1,079
			16,697
Sweden (1.3%)
	Atlas Copco AB Class B	817,707	48,032
	Epiroc AB Class B	1,594,898	33,728
	Assa Abloy AB Class B	354,168	10,796
	Swedish Match AB	1,076,561	8,547
	Sandvik AB	290,966	8,110
*	Nordic Entertainment Group AB Class B	129,819	6,726
	Svenska Handelsbanken AB Class A	531,291	5,742
*	Modern Times Group MTG AB Class B	178,503	1,818
			123,499
Switzerland (1.3%)
	Cie Financiere Richemont SA Class A (Registered)	359,856	53,775
*,2	Wizz Air Holdings plc	407,145	23,103
	Roche Holding AG	41,301	17,134
	Geberit AG (Registered)	17,632	14,373
	ABB Ltd. (Registered)	148,854	5,673
*	Holcim Ltd.	89,188	4,536
	Adecco Group AG (Registered)	73,800	3,761
			122,355
Taiwan (2.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	5,855,577	129,531
	Advantech Co. Ltd.	981,000	14,024
	MediaTek Inc.	321,000	13,774
	Chailease Holding Co. Ltd.	1,228,250	11,683
	Delta Electronics Inc.	1,057,351	10,491
	Giant Manufacturing Co. Ltd.	726,469	9,042
	Uni-President Enterprises Corp.	2,058,000	5,095
			193,640
United Kingdom (5.5%)
	Prudential plc (XLON)	4,823,043	83,404
	BHP Group plc	2,422,017	72,067
	Rio Tinto plc	848,090	55,928
*	Farfetch Ltd. Class A	1,263,987	42,255
	Rightmove plc	1,709,450	18,446
	BP plc	3,916,803	17,550
	3i Group plc	661,736	12,972
	Barclays plc	4,924,888	12,545
	Diageo plc	208,694	11,411
[2]	Auto Trader Group plc	1,103,334	11,050
*	Compass Group plc	474,739	10,688
	Intertek Group plc	140,077	10,686
*	Entain plc	464,650	10,620
	Lloyds Banking Group plc	15,956,922	10,362
	RELX plc	277,624	9,064

		Shares	Market Value ($000)
	Unilever plc (XLON)	151,579	8,132
	Reckitt Benckiser Group plc	93,987	8,091
	DCC plc	98,392	8,055
	Bunzl plc	203,012	7,931
	HomeServe plc	631,364	7,473
	Glencore plc	1,460,834	7,443
*	ITV plc	3,957,444	5,951
	Admiral Group plc	136,313	5,835
*	SSP Group plc	1,724,668	5,641
*	Rolls-Royce Holdings plc	3,146,961	5,253
*	easyJet plc	691,215	5,251
[2]	ConvaTec Group plc	1,877,733	4,905
	DS Smith plc	924,171	4,813
*,1	TUI AG (XETR)	1,478,268	4,526
	Inchcape plc	308,895	3,815
	Tesco plc	951,736	3,747
	Jupiter Fund Management plc	1,030,472	3,573
	Future plc	66,093	3,422
*	John Wood Group plc	1,262,539	3,280
*	WH Smith plc	161,657	3,249
	Serco Group plc	1,711,024	3,107
	BAE Systems plc	413,970	3,087
	Standard Chartered plc	502,406	3,055
	Hays plc	1,445,015	2,869
	Euromoney Institutional Investor plc	186,376	2,350
	HSBC Holdings plc	366,000	2,206
*	Carnival plc	112,755	2,110
*	Provident Financial plc	367,491	1,792
*	Capita plc	3,243,580	1,605
	Devro plc	302,171	843
*	Cazoo Group Ltd.	124,034	748
	International Personal Finance plc	427,186	741
	Prudential plc	34,700	592
*,2	Non-Standard Finance plc	159,227	6
*	Cazoo Group Ltd.	0	0
			524,545
United States (57.0%)
	Microsoft Corp.	782,898	263,304
	Anthem Inc.	515,936	239,157
*	Alphabet Inc. Class C	67,431	195,118
	Moody's Corp.	425,201	166,075
	Thermo Fisher Scientific Inc.	246,925	164,758
*	Meta Platforms Inc. Class A	424,300	142,713
	Mastercard Inc. Class A	361,681	129,959
	Martin Marietta Materials Inc.	281,958	124,208
*	Booking Holdings Inc.	47,603	114,211
	S&P Global Inc.	240,102	113,311
*	Markel Corp.	75,356	92,989
*	Amazon.com Inc.	27,409	91,391
*	Alphabet Inc. Class A	31,152	90,249
	Arthur J Gallagher & Co.	485,099	82,307
*	Tesla Inc.	75,596	79,888
	Service Corp. International	1,075,652	76,361
*	Trade Desk Inc. Class A	806,309	73,890
*	CBRE Group Inc. Class A	645,636	70,058
	Estee Lauder Cos. Inc. Class A	183,502	67,932
*	Moderna Inc.	265,633	67,466
	Teradyne Inc.	411,285	67,257

		Shares	Market Value ($000)
	Albemarle Corp.	283,973	66,384
	Johnson & Johnson	372,606	63,742
*	Fiserv Inc.	605,319	62,826
*	Cloudflare Inc. Class A	467,605	61,490
	TJX Cos. Inc.	797,319	60,532
	Fastenal Co.	929,892	59,569
	Analog Devices Inc.	336,456	59,139
	Broadcom Inc.	86,675	57,674
*	SiteOne Landscape Supply Inc.	236,880	57,391
	Micron Technology Inc.	596,297	55,545
	Oracle Corp.	631,828	55,102
	Linde plc	149,816	51,901
	Electronic Arts Inc.	387,693	51,137
	Teleflex Inc.	146,418	48,095
*	Alnylam Pharmaceuticals Inc.	282,617	47,926
*	Dollar Tree Inc.	333,250	46,828
	Broadridge Financial Solutions Inc.	251,608	45,999
*	Twilio Inc. Class A	173,110	45,587
*	AutoZone Inc.	21,244	44,536
	Visa Inc. Class A	202,564	43,898
	First Republic Bank	200,280	41,360
*	IQVIA Holdings Inc.	145,555	41,067
	Vistra Corp.	1,787,491	40,701
	Merck & Co. Inc.	523,350	40,110
	United Parcel Service Inc. Class B	185,823	39,829
	Progressive Corp.	382,913	39,306
*	DoorDash Inc. Class A	260,952	38,856
*	Fair Isaac Corp.	89,267	38,712
*	Waters Corp.	103,231	38,464
*	Datadog Inc. Class A	214,964	38,287
	Charles Schwab Corp.	448,811	37,745
*	Axon Enterprise Inc.	238,600	37,460
	Newmont Corp.	592,708	36,760
	Royalty Pharma plc Class A	910,431	36,281
	LyondellBasell Industries NV Class A	391,260	36,086
*	KAR Auction Services Inc.	2,244,676	35,062
*	Snowflake Inc. Class A	101,813	34,489
	NortonLifeLock Inc.	1,298,631	33,738
*	Netflix Inc.	54,822	33,027
	Wells Fargo & Co.	673,930	32,335
*	Illumina Inc.	84,944	32,316
	Organon & Co.	1,058,676	32,237
	Freeport-McMoRan Inc.	755,692	31,535
*	Zillow Group Inc. Class C	472,008	30,138
*	CoStar Group Inc.	373,979	29,556
	Marsh & McLennan Cos. Inc.	166,997	29,027
	Weyerhaeuser Co.	697,098	28,707
*	Wayfair Inc. Class A	148,992	28,304
	Aon plc Class A (XNYS)	92,162	27,700
*	FTI Consulting Inc.	179,969	27,611
*	ABIOMED Inc.	76,596	27,511
*	Cannae Holdings Inc.	772,015	27,136
	Archer-Daniels-Midland Co.	387,287	26,177
*	Axalta Coating Systems Ltd.	781,424	25,881
	Baker Hughes Co. Class A	1,056,706	25,424
	Westinghouse Air Brake Technologies Corp.	275,772	25,401
*	Alleghany Corp.	38,041	25,396
	VF Corp.	346,244	25,352

		Shares	Market Value ($000)
*	Henry Schein Inc.	324,596	25,166
	Activision Blizzard Inc.	376,173	25,027
	Travelers Cos. Inc.	157,952	24,708
	M&T Bank Corp.	160,407	24,635
	Willis Towers Watson plc	103,511	24,583
	Healthcare Services Group Inc.	1,328,244	23,629
*	Teradata Corp.	546,166	23,196
	Vontier Corp.	744,666	22,884
*	Vimeo Inc.	1,257,137	22,578
*	Carvana Co. Class A	96,071	22,268
*	Certara Inc.	744,411	21,156
*	Upland Software Inc.	1,147,729	20,590
*	Eventbrite Inc. Class A	1,149,843	20,053
*	Teladoc Health Inc.	213,959	19,646
*	Howard Hughes Corp.	192,647	19,608
*	Lyft Inc. Class A	456,006	19,485
*	Chewy Inc. Class A	328,442	19,368
	CH Robinson Worldwide Inc.	171,216	18,428
*	Spotify Technology SA	76,830	17,981
*	Visteon Corp.	158,560	17,622
*	Novocure Ltd.	230,522	17,308
*	Stericycle Inc.	287,178	17,127
*	STAAR Surgical Co.	176,616	16,125
*	CarMax Inc.	119,012	15,499
*	Zynga Inc. Class A	2,188,527	14,007
*	Exact Sciences Corp.	175,814	13,684
*	IAC/InterActiveCorp.	102,202	13,359
*	Peloton Interactive Inc. Class A	300,053	10,730
*,1	Oscar Health Inc. Class A	1,301,977	10,221
*	Chegg Inc.	326,652	10,028
*,2	Samsonite International SA	492,900	1,001
			5,424,687
Total Common Stocks (Cost $6,609,887)			9,145,059
Temporary Cash Investments (4.0%)
Money Market Fund (4.0%)
[4,5]	Vanguard Market Liquidity Fund, 0.090% (Cost $375,880)	3,759,439	375,906
Total Investments (100.0%) (Cost $6,985,767)			9,520,965
Other Assets and Liabilities—Net (0.0%)			812
Net Assets (100%)			9,521,777
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,438,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the aggregate value was $238,528,000, representing 2.5% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $21,077,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	733	174,399	2,869
MSCI EAFE Index	March 2022	596	69,190	1,156
MSCI Emerging Markets Index	March 2022	524	32,129	19
				4,044
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to enhance returns and protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counter- parties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open forward currency contracts at December 31, 2021.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	5,669,886	20,266	—	5,690,152
Common Stocks—Other	392,220	3,062,687	—	3,454,907
Temporary Cash Investments	375,906	—	—	375,906
Total	6,438,012	3,082,953	—	9,520,965
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,044	—	—	4,044
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.